Investment Portfolio	as of December 31, 2021 (Unaudited)
DWS Small Cap Growth Fund
	Shares	Value ($)

Common Stocks 98.2%
Communication Services 0.6%
Interactive Media & Services
Cargurus, Inc.*	67,024	2,254,687
Consumer Discretionary 15.4%
Auto Components 2.1%
Fox Factory Holding Corp.*	50,481	8,586,818
Diversified Consumer Services 1.3%
Bright Horizons Family Solutions, Inc.*	11,390	1,433,773
Stride, Inc.*	95,212	3,173,416
Terminix Global Holdings, Inc.*	17,603	796,184
		5,403,373
Hotels, Restaurants & Leisure 2.3%
Bally's Corp.*	19,699	749,744
Hilton Grand Vacations, Inc.*	61,520	3,205,807
Jack in the Box, Inc.	38,892	3,402,272
Scientific Games Corp. “A”*	26,737	1,786,834
		9,144,657
Household Durables 4.7%
Helen of Troy Ltd.*	21,416	5,235,569
iRobot Corp.* (a)	31,107	2,049,329
LGI Homes, Inc.*	18,838	2,910,094
TopBuild Corp.*	30,905	8,526,999
		18,721,991
Leisure Products 1.8%
YETI Holdings, Inc.* (a)	85,422	7,075,504
Specialty Retail 3.2%
Burlington Stores, Inc.*	6,261	1,825,144
Camping World Holdings, Inc. “A” (a)	142,768	5,767,827
Leslie's, Inc.*	15,251	360,839
National Vision Holdings, Inc.*	52,444	2,516,788
The Children's Place, Inc.* (a)	27,073	2,146,618
		12,617,216
Consumer Staples 3.3%
Food & Staples Retailing 1.3%
Casey's General Stores, Inc.	26,694	5,268,061
Household Products 2.0%
Church & Dwight Co., Inc.	32,867	3,368,867
Spectrum Brands Holdings, Inc.	43,726	4,447,809
		7,816,676

Energy 1.0%
Oil, Gas & Consumable Fuels
Crescent Energy, Inc.* (a)	98,107	1,243,997
Denbury, Inc.*	18,900	1,447,551
Ovintiv, Inc.	36,900	1,243,530
		3,935,078
Financials 5.5%
Banks 2.7%
Live Oak Bancshares, Inc.	44,536	3,887,548
South State Corp.	25,330	2,029,186
Synovus Financial Corp.	50,875	2,435,386
TriState Capital Holdings, Inc.*	73,762	2,232,038
		10,584,158
Capital Markets 1.9%
Affiliated Managers Group, Inc.	15,215	2,503,020
Moelis & Co. “A”	83,995	5,250,527
		7,753,547
Consumer Finance 0.4%
Green Dot Corp. “A”*	44,996	1,630,655
Insurance 0.5%
Progressive Corp.	20,610	2,115,617
Health Care 27.7%
Biotechnology 11.4%
Amicus Therapeutics, Inc.*	69,413	801,720
Anavex Life Sciences Corp.* (a)	36,569	634,106
Apellis Pharmaceuticals, Inc.*	28,576	1,351,073
Arena Pharmaceuticals, Inc.*	40,881	3,799,480
Arrowhead Pharmaceuticals, Inc.*	43,058	2,854,745
Beam Therapeutics, Inc.* (a)	9,153	729,403
Biohaven Pharmaceutical Holding Co., Ltd.*	41,023	5,653,380
Blueprint Medicines Corp.*	28,334	3,034,855
Fate Therapeutics, Inc.*	21,249	1,243,279
Global Blood Therapeutics, Inc.*	25,588	748,961
Insmed, Inc.*	50,440	1,373,986
Intellia Therapeutics, Inc.*	10,438	1,234,189
Invitae Corp.*	57,617	879,812
Kiniksa Pharmaceuticals Ltd. “A”* (a)	52,406	616,819
Ligand Pharmaceuticals, Inc.*	19,157	2,958,990
Mirati Therapeutics, Inc.*	15,396	2,258,439
Natera, Inc.*	24,045	2,245,562
Neurocrine Biosciences, Inc.*	23,378	1,991,104
PMV Pharmaceuticals, Inc.*	23,572	544,513
Selecta Biosciences, Inc.*	295,760	964,178
TG Therapeutics, Inc.* (a)	48,256	916,864
Travere Therapeutics, Inc.*	136,387	4,233,452
Turning Point Therapeutics, Inc.*	20,144	960,869
Ultragenyx Pharmaceutical, Inc.*	24,052	2,022,533
Veracyte, Inc.*	36,166	1,490,039
		45,542,351
Health Care Equipment & Supplies 4.6%
Axonics, Inc.*	28,901	1,618,456
BioLife Solutions, Inc.*	45,922	1,711,513

Globus Medical, Inc. “A”*	29,838	2,154,303
Haemonetics Corp.*	13,754	729,512
Masimo Corp.*	14,264	4,176,214
Nevro Corp.* (a)	11,997	972,597
Outset Medical, Inc.* (a)	32,188	1,483,545
STAAR Surgical Co.*	22,951	2,095,426
Tandem Diabetes Care, Inc.*	23,207	3,493,118
		18,434,684
Health Care Providers & Services 8.0%
AMN Healthcare Services, Inc.*	73,870	9,036,517
Clover Health Investments Corp.* (a)	83,921	312,186
HealthEquity, Inc.*	30,037	1,328,837
ModivCare, Inc.*	42,319	6,275,485
Molina Healthcare, Inc.*	19,760	6,285,261
Option Care Health, Inc.*	140,397	3,992,891
RadNet, Inc.*	165,276	4,976,460
		32,207,637
Health Care Technology 1.0%
Vocera Communications, Inc.*	61,325	3,976,313
Life Sciences Tools & Services 0.3%
NeoGenomics, Inc.*	30,300	1,033,836
Pharmaceuticals 2.4%
Aclaris Therapeutics, Inc.*	70,276	1,021,813
ANI Pharmaceuticals, Inc.*	47,170	2,173,594
Arvinas, Inc.*	16,500	1,355,310
Avadel Pharmaceuticals PLC (ADR)* (a)	79,006	638,368
Pacira BioSciences, Inc.*	76,241	4,587,421
		9,776,506
Industrials 16.2%
Aerospace & Defense 1.6%
Ducommun, Inc.*	137,531	6,432,325
Building Products 5.2%
Advanced Drainage Systems, Inc. (a)	25,934	3,530,396
Builders FirstSource, Inc.*	105,572	9,048,576
Masonite International Corp.*	70,179	8,277,613
		20,856,585
Commercial Services & Supplies 2.9%
MSA Safety, Inc.	17,173	2,592,436
Tetra Tech, Inc.	27,139	4,608,202
The Brink's Co. (a)	66,738	4,376,011
		11,576,649
Construction & Engineering 0.9%
MasTec, Inc.* (a)	39,069	3,605,287
Electrical Equipment 0.6%
Allied Motion Technologies, Inc.	41,714	1,522,144
Thermon Group Holdings, Inc.*	51,271	868,018
		2,390,162
Machinery 0.2%
Hydrofarm Holdings Group, Inc.*	30,031	849,577

Professional Services 2.1%
Kforce, Inc.	111,947	8,420,653
Trading Companies & Distributors 2.7%
H&E Equipment Services, Inc.	82,334	3,644,926
Rush Enterprises, Inc. “A”	92,226	5,131,455
Titan Machinery, Inc.*	64,268	2,165,189
		10,941,570
Information Technology 22.5%
Communications Equipment 2.0%
Calix, Inc.*	56,297	4,502,071
Lumentum Holdings, Inc.*	33,347	3,527,112
		8,029,183
Electronic Equipment, Instruments & Components 1.0%
Advanced Energy Industries, Inc.	42,567	3,876,151
IT Services 1.8%
Maximus, Inc.	74,339	5,922,588
WEX, Inc.*	9,244	1,297,765
		7,220,353
Semiconductors & Semiconductor Equipment 5.6%
CMC Materials, Inc.	15,957	3,058,797
Power Integrations, Inc.	31,913	2,964,399
Semtech Corp.*	54,007	4,802,843
SiTime Corp.*	26,313	7,697,605
Ultra Clean Holdings, Inc.*	67,108	3,849,315
		22,372,959
Software 12.1%
Agilysys, Inc.*	207,785	9,238,121
Aspen Technology, Inc.*	22,263	3,388,429
CoreCard Corp.* (a)	21,055	816,934
Envestnet, Inc.* (a)	57,666	4,575,221
Five9, Inc.*	28,031	3,849,217
LivePerson, Inc.* (a)	49,913	1,782,892
Rapid7, Inc.*	35,548	4,183,644
SPS Commerce, Inc.*	24,940	3,550,209
Tenable Holdings, Inc.*	62,926	3,465,335
Tyler Technologies, Inc.*	4,052	2,179,773
Varonis Systems, Inc.*	166,598	8,126,651
Workiva, Inc.*	25,760	3,361,422
		48,517,848
Materials 2.7%
Construction Materials 1.1%
Eagle Materials, Inc.	27,252	4,536,368
Metals & Mining 1.6%
Cleveland-Cliffs, Inc.* (a)	286,380	6,234,493
Real Estate 3.3%
Equity Real Estate Investment Trusts (REITs) 2.7%
Americold Realty Trust	48,879	1,602,743
EastGroup Properties, Inc.	15,720	3,581,802

Essential Properties Realty Trust, Inc.	126,641	3,651,060
Four Corners Property Trust, Inc.	77,435	2,277,363
		11,112,968
Real Estate Management & Development 0.6%
Newmark Group, Inc. “A”	123,611	2,311,525
Total Common Stocks (Cost $243,093,905)		393,164,021

Exchange-Traded Funds 0.4%
SPDR S&P Biotech ETF (Cost $1,331,593)	14,644	1,639,542

Securities Lending Collateral 7.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $29,816,682)	29,816,682	29,816,682

Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 0.05% (b) (Cost $5,885,318)	5,885,318	5,885,318

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $280,127,498)	107.6	430,505,563
Other Assets and Liabilities, Net	(7.6)	(30,271,669)
Net Assets	100.0	400,233,894
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2021 are as follows:
Value ($) at 9/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2021	Value ($) at 12/31/2021
Securities Lending Collateral 7.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
50,753,090	—	20,936,408 (d)	—	—	7,835	—	29,816,682	29,816,682
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 0.05% (b)
10,022,350	16,136,596	20,273,628	—	—	880	—	5,885,318	5,885,318
60,775,440	16,136,596	41,210,036	—	—	8,715	—	35,702,000	35,702,000
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2021 amounted to $29,035,774, which is 7.3% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2021.
ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$393,164,021	$—	$—	$393,164,021
Exchange-Traded Funds	1,639,542	—	—	1,639,542
Short-Term Investments (a)	35,702,000	—	—	35,702,000
Total	$430,505,563	$—	$—	$430,505,563
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSCGF-PH1
R-080548-1 (1/23)